Financial Instruments	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instruments
Financial Instruments

Derivative Financial Instruments

Interest rate fluctuations may impact our results of operations and cash flow. Some of our mortgage loans bear interest at a variable rate. We seek to minimize the volatility that changes in interest rates have on our variable-rate debt by entering into interest rate swap and cap agreements with major financial institutions based on their credit rating and other factors. We do not trade in financial instruments for speculative purposes. Our derivatives are designated as cash flow hedges. The effective portion of changes in the fair value of cash flow hedges is initially reported in other accumulated comprehensive income (loss) in the consolidated balance sheet and is recognized as part of interest expense in the consolidated statement of operations when the hedged transaction affects earnings. The ineffective portion of changes in the fair value of cash flow hedges is recognized as part of interest expense in the consolidated statement of operations in the current period.

A summary of the fair value of our derivative financial instruments is as follows (in thousands):

	Liability Derivatives
		Fair Value
	Balance Sheet Location	December 31, 2012	December 31, 2011
Derivatives designated as cash flow hedging instruments:
Interest rate swap (1)	Accounts payable and other liabilities	$—	$(13,325)
_________

(1)	Our interest rate swap expired on August 9, 2012.

A summary of the effect of derivative financial instruments reported in the consolidated financial statements is as follows (in thousands):

	Amount of Gain Recognized in AOCL	Amount of Gain/(Loss) Reclassified from AOCL to Statement of Operations	Location of Gain/(Loss) Recognized in Statement of Operations
Derivatives designated as cash flow hedging instruments:
Interest rate swap for the year ended:
December 31, 2012	$13,325	$792	Interest expense
December 31, 2011	20,456	1,235	Interest expense
December 31, 2010	7,829	(2,027)	Interest expense

Interest Rate Swap—

Prior to August 9, 2012 and as of December 31, 2011, we held an interest rate swap with a notional amount of $425.0 million, of which $400.0 million was assigned to the KPMG Tower mortgage loan. We recorded unrealized gains totaling $0.8 million and $1.2 million during 2012 and 2011, respectively, and an unrealized loss totaling $2.0 million during 2010 as part of interest expense in continuing operations due to hedge ineffectiveness related to this swap. The swap required net settlement each month and expired on August 9, 2012.

We were required to post collateral with our counterparty, primarily in the form of cash, based on the net present value of future anticipated payments under the swap agreement to the extent that the termination value of the swap exceeded a $5.0 million obligation. As of December 31, 2011, we had transferred $9.9 million in cash to our counterparty to satisfy our collateral posting requirement under the swap, which was included in restricted cash in the consolidated balance sheet. Prior to the expiration of the swap, all collateral held by our counterparty had been returned to us.

Interest Rate Caps—

We hold interest rate caps pursuant to the terms of certain of our mortgage and mezzanine loan agreements with the following notional amounts (in millions):

	December 31, 2012	December 31, 2011
Plaza Las Fuentes mortgage loan (1)	$33.6	$33.6
Brea Campus (2)	—	109.0
	$33.6	$142.6
__________

(1)	The interest rate cap was terminated as a result of the sale of Plaza las Fuentes on July 18, 2013.

(2)	The mortgage loan matured during 2012 and the cap expired.

The fair value of our interest rate caps was immaterial as of December 31, 2012 and 2011.

Other Financial Instruments

Our financial instruments include cash, cash equivalents, restricted cash, rents and other receivables, and accounts payable and accrued liabilities. The carrying amount of these instruments approximates fair value because of their short-term nature.

The estimated fair value and the carrying amount of our mortgage and mezzanine loans are as follows (in millions):

December 31, 2012
Estimated fair value	$1,413
Carrying amount	1,950

We calculated the fair value of our mortgage and mezzanine loans based on currently available market rates assuming the loans are outstanding through maturity and considering the collateral. In determining the current market rate for our debt, a market spread is added to the quoted yields on federal government treasury securities with similar maturity dates to our debt.